Provision for Legal Proceedings (Details) - Schedule of Provision for Legal Proceedings - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provision for Legal Proceedings (Details) - Schedule of Provision for Legal Proceedings [Line Items]
Balance at beginning	R$ 165	R$ 205	R$ 282
Balance at ending	263	165	205
Restricted deposits for legal proceedings	(26)	(44)	(112)
Net provision of judicial deposits	237	121	93
Additions	211	101	91
Reversals	(60)	(108)	(139)
Payments	(71)	(49)	(49)
Monetary correction	18	16	20
Tax Claims [Member]
Provision for Legal Proceedings (Details) - Schedule of Provision for Legal Proceedings [Line Items]
Balance at beginning	55	109	169
Balance at ending	62	55	109
Restricted deposits for legal proceedings	(1)	(7)	(65)
Net provision of judicial deposits	61	48	44
Additions	17	14	39
Reversals	(6)	(73)	(106)
Payments	(4)
Monetary correction		5	7
Social security and labor [Member]
Provision for Legal Proceedings (Details) - Schedule of Provision for Legal Proceedings [Line Items]
Balance at beginning	86	69	64
Balance at ending	163	86	69
Restricted deposits for legal proceedings	(15)	(29)	(45)
Net provision of judicial deposits	148	57	24
Additions	172	74	44
Reversals	(49)	(31)	(23)
Payments	(59)	(33)	(21)
Monetary correction	13	7	5
Civil [Member]
Provision for Legal Proceedings (Details) - Schedule of Provision for Legal Proceedings [Line Items]
Balance at beginning	24	27	49
Balance at ending	38	24	27
Restricted deposits for legal proceedings	(10)	(8)	(2)
Net provision of judicial deposits	28	16	25
Additions	22	13	8
Reversals	(5)	(4)	(10)
Payments	(8)	(16)	(28)
Monetary correction	R$ 5	R$ 4	R$ 8